Accrued Pension and Severance Costs (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Information about Retirement and Severance Plans

Information about the retirement and severance plans of Advantest for the years ended March 31 was as follows:

	Yen (Millions)
	2012		2013		2014
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Components of net periodic benefit cost:
Service cost	¥1,355	227	1,487	345	1,735	377
Interest cost	748	242	689	348	565	448
Expected return on plan assets	(405)	(237)	(299)	(267)	(464)	(331)
Amortization of unrecognized:
Net actuarial (gain) or loss	511	—	790	241	919	345
Prior service (benefit) cost	(172)	—	(168)	—	(168)	—
Other	(18)	—	—	—	—	—

Net periodic benefit cost	¥2,019	232	2,499	667	2,587	839

Schedule of Benefit Obligation, Fair Value of Plan Assets and Funded Status of Plan

The following table sets forth the plans’ benefit obligation, fair value of plan assets, funded status at March 31, 2013 and 2014.

	Yen (Millions)
	2013		2014
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Change in benefit obligation:
Balance at beginning of year	¥38,433	10,214	43,589	11,932
Service cost	1,487	345	1,735	377
Interest cost	689	348	565	448
Actuarial (gain) or loss	3,645	420	1,451	724
Plan amendment	—	34	—	—
Plan participants’ contributions	—	16	—	126
Benefits paid	(665)	(548)	(708)	(90)
Translation adjustments	—	1,103	—	2,102

Balance at end of year	43,589	11,932	46,632	15,619

Change in plan assets:
Balance at beginning of year	19,995	4,636	23,207	5,436
Employer contributions	1,759	26	1,868	40
Plan participants’ contributions	—	131	—	126
Actual return or (loss) on plan assets	2,010	297	2,244	271
Benefits paid	(557)	(158)	(534)	(90)
Translation adjustments	—	504	—	954

Balance at end of year	23,207	5,436	26,785	6,737

Funded status	¥(20,382)	(6,496)	(19,847)	(8,882)

Schedule of Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013		2014
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Accrued expenses	¥(196)	(107)	(157)	(57)
Accrued pension and severance costs	(20,186)	(6,389)	(19,690)	(8,825)

	(20,382)	(6,496)	(19,847)	(8,882)

Schedule of Pension Related Adjustments (Before Tax) Recognized in Accumulated Other Comprehensive Income (Loss)

Pension related adjustments (before tax) recognized in accumulated other comprehensive income (loss) at March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013		2014
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Actuarial loss	¥(11,517)	(3,522)	(10,270)	(4,436)
Prior service benefit	1,173	—	1,005	—

	(10,344)	(3,522)	(9,265)	(4,436)

Schedule of Changes in Pension Related Adjustments (Before Tax) Recognized in Other Comprehensive Income (Loss)

Changes in pension related adjustments (before tax) recognized in other comprehensive income (loss) for the year ended March 31, 2013 and 2014 were summarized as follows:

	Yen (Millions)
	2013		2014
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Current year actuarial gain (loss)	¥(1,935)	(403)	328	(797)
Amortization of actuarial gain	790	241	919	345
Current year prior service benefit	—	—	—	—
Amortization of prior service benefit and other	(168)	—	(168)	—
Translation adjustments	—	(433)	—	(462)

	(1,313)	(595)	1,079	(914)

Schedule of Estimated Prior Service Cost and Actuarial Loss for Defined Benefit Pension Plans

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follow:

	Yen (Millions)
	Japanese Plans	Non-Japanese plans
Actuarial loss	¥898	392
Prior service benefit	(168)	—

	730	392

Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

Pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2013 and 2014 were summarized as follows:

	Yen (Millions)
	2013		2014
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Projected benefit obligation	¥43,589	11,932	46,632	15,619
Accumulated benefit obligation	42,573	10,076	45,693	13,454
Fair value of plan assets	23,207	5,436	26,785	6,737

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations as of March 31:

	2013		2014
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	1.3%	3.5%	1.3%	3.4%
Rate of compensation increase	3.0%	2.6%	2.6%	2.8%

Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	2012		2013		2014
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	2.2%	4.8%	1.8%	3.7%	1.3%	3.5%
Expected return on plan assets	2.0%	6.6%	1.5%	5.7%	2.0%	5.9%
Rate of compensation increase	3.0%	2.8%	3.0%	2.8%	3.0%	2.6%

Schedule of Weighted-Average Asset Allocation of Domestic Benefit Plans

Japanese benefit plans’ weighted-average asset allocation at March 31, 2013 and 2014 by asset category were as follows:

	2013	2014	Target
Equity securities	34.5%	37.9%	30.0%
Debt securities	30.1	26.2	35.0
Cash	9.5	5.2	2.0
Life insurance company general accounts	13.0	10.8	13.0
Other	12.9	19.9	20.0

	100.0%	100.0%	100.0%

Non-Japanese benefit plans’ weighted-average asset allocation at March 31, 2013 and 2014 by asset category were as follows:

	2013	2014	Target
Equity securities	42.8%	43.1%	43.5%
Debt securities	35.1	25.0	25.3
Cash	18.2	28.9	28.2
Other	3.9	3.0	3.0

	100.0%	100.0%	100.0%

Schedule of Changes in Level 3 Plan Assets

Changes in the Level 3 plan assets for the years ended March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013	2014
	Hedge funds	Hedge funds
Balance at beginning of year	¥1,137	1,013
Net realized / unrealized gain (loss)	23	186
Purchases, issuances and settlements	(147)	978
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,013	2,177

Schedule of Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are estimated as follows:

Year ending March 31	Yen (Millions)
	Japanese plans	Non-Japanese plans
2015	¥788	138
2016	915	118
2017	1,011	250
2018	1,153	173
2019	1,335	215
2020 through 2024	9,045	2,934

Non-Japanese Plans
Schedule of Fair Value of Plan Assets Measured with Levels of Inputs

Non-Japanese benefit plan asset allocation at March 31, 2013 and 2014 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (a)	992	992	—	—
Equity securities:
Pooled funds (b)	2,326	—	2,326	—
Debt securities:
Pooled funds (c)	1,910	—	1,910	—
Commodities	208	—	208	—

Total	5,436	992	4,444	—

(a)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(b)	These funds invested in listed equity securities consisting of foreign equities.
(c)	These funds invested in international bonds.

		Yen (Millions)
		Fair Value Measurements at March 31, 2014
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (d)	1,949	1,949	—	—
Equity securities:
Pooled funds (e)	2,901	—	2,901	—
Debt securities:
Pooled funds (f)	1,687	—	1,687	—
Commodities	200	—	200	—

Total	6,737	1,949	4,788	—

(d)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(e)	These funds invested in listed equity securities consisting of foreign equities.
(f)	These funds invested in international bonds.

Japanese Plans
Schedule of Fair Value of Plan Assets Measured with Levels of Inputs

Japanese benefit plans’ asset allocation at March 31, 2013 and 2014 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	2,202	2,202	—	—
Equity securities:
Japanese companies	1,379	1,379	—	—
Pooled funds (a)	6,633	—	6,633	—
Debt securities:
Pooled funds (b)	6,975	—	6,975	—
Hedge funds (c)	2,993	—	1,980	1,013
Life insurance company general accounts	3,025	—	3,025	—

Total	23,207	3,581	18,613	1,013

(a)	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies.
(b)	These funds invested in approximately 80% Japanese government bonds, 15% Japanese corporate bonds, and 5% Japanese municipal bonds.
(c)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.

		Yen (Millions)
		Fair Value Measurements at March 31, 2014
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,400	1,400	—	—
Equity securities:
Japanese companies	937	937	—	—
Pooled funds (d)	9,211	—	9,211	—
Debt securities:
Pooled funds (e)	7,025	—	7,025	—
Hedge funds (f)	5,316	—	3,139	2,177
Life insurance company general accounts	2,896	—	2,896	—

Total	26,785	2,337	22,271	2,177

(d)	These funds invested in listed equity securities consisting of approximately 55% Japanese listed companies and 45% foreign listed companies.
(e)	These funds invested in approximately 80% Japanese government bonds, 15% Japanese corporate bonds, and 5% Japanese municipal bonds.
(f)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.